EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on September 30, 2019 (Accession No. 0001193125-19-258844), to the Prospectus dated March 1, 2019, for the Class A, T, I and R shares of 1290 Convertible Securities Fund.